Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 24, 2015	Jun. 25, 2014
Deferred income tax assets:
Leasing transactions	$ 38,858	$ 40,085
Stock-based compensation	13,105	13,698
Restructure charges and impairments	2,303	16,726
Insurance reserves	18,567	18,550
Employee benefit plans	470	404
Gift cards	18,499	15,497
Other, net	9,804	8,975
Total deferred income tax assets	101,606	113,935
Deferred income tax liabilities:
Prepaid expenses	16,803	16,462
Goodwill and other amortization	27,713	26,551
Depreciation and capitalized interest on property and equipment	19,990	20,982
Other, net	3,963	3,680
Total deferred income tax liabilities	68,469	67,675
Net deferred income tax asset	$ 33,137	$ 46,260